Net income per common share (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Earnings Per Share Basic And Diluted Table Text Block

(In thousands, except per share information)	2014	2013	2012
Net (loss) income from continuing operations	$(190,510)	$558,818	$207,457
Net (loss) income from discontinued operations	(122,980)	40,509	37,818
Preferred stock dividends	(3,723)	(3,723)	(3,723)
Net (loss) income applicable to common stock	$(317,213)	$595,604	$241,552
Average common shares outstanding	102,848,792	102,693,685	102,429,755
Average potential dilutive common shares	-	367,790	223,855
Average common shares outstanding - assuming dilution	102,848,792	103,061,475	102,653,610
Basic EPS from continuing operations	$(1.88)	$5.41	$1.99
Basic EPS from discontinued operations	$(1.20)	$0.39	$0.37
Total Basic EPS	$(3.08)	$5.80	$2.36
Diluted EPS from continuing operations	$(1.88)	$5.39	$1.98
Diluted EPS from discontinued operations	$(1.20)	$0.39	$0.37
Total Diluted EPS	$(3.08)	$5.78	$2.35